Schedule of Investments (unaudited) January 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.5%
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 6.00%, 10/01/42	$1,655	$1,922,316
Health Care Authority of the City of Huntsville, RB, Series B1, 4.00%, 06/01/45	395	465,365
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	1,325	1,604,045
Tuscaloosa County Industrial Development Authority, Refunding RB(b)
Series A, 4.50%, 05/01/32	180	203,540
Series A, 5.25%, 05/01/44	230	263,803

		4,459,069

Alaska — 0.6%
Northern Tobacco Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/46	1,045	1,061,887

Arizona — 3.7%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	360	404,615
Series A, 5.38%, 07/01/50	925	1,021,662
Series A, 5.50%, 07/01/52	855	919,775
Series G, 5.00%, 07/01/47	135	149,278
Industrial Development Authority of the City of Phoenix, RB
Series A, 5.00%, 07/01/33	870	892,846
Series A, 5.00%, 07/01/46(b)	1,255	1,331,455
Industrial Development Authority of the City of Phoenix, Refunding RB, Series A, 5.00%, 07/01/35(b)	125	137,795
Industrial Development Authority of the County of Pima Refunding RB, 5.00%, 07/01/56(b)	235	241,540
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	375	435,150
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	725	1,053,722

		6,587,838

Arkansas(b) — 2.8%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49	925	1,019,285
AMT, 4.75%, 09/01/49	3,570	4,023,926

		5,043,211

California — 3.6%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	140	141,508
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	70	77,088
Series A, 5.25%, 08/15/49	175	187,950
California Public Finance Authority RB, 6.25%, 07/01/54(b)	850	962,693
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	355	399,844
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	535	556,486
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(c)	830	453,205

Security	Par (000)	Value

California (continued)
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(d)	$1,265	$766,134
San Marcos Unified School District, GO, CAB, Series B, 0.00%, 08/01/38(d)	3,725	2,622,400
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(e)	165	191,852

		6,359,160

Colorado — 2.3%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	275	285,783
Colorado Housing and Finance Authority RB, Class I, 2.55%, 10/01/55	490	497,149
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	500	515,305
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,761,389
Table Mountain Metropolitan District, GO, Series A, 5.25%, 12/01/21(e)	977	1,015,875

		4,075,501

Connecticut(b) — 0.7%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45	160	174,369
Series A, 5.00%, 01/01/55	210	224,280
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30	860	893,824

		1,292,473

District of Columbia — 1.1%
District of Columbia, Refunding RB, Series A, 6.00%, 07/01/23(e)	260	296,668
District of Columbia, TA, 5.13%, 06/01/41	750	761,850
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	870	988,877

		2,047,395

Florida — 6.5%
Capital Region Community Development District, Refunding SAB
Series A-1, 5.13%, 05/01/39	210	233,999
Series A-2, 4.60%, 05/01/31	515	575,276
Capital Trust Agency, Inc., RB, Series A, 5.75%, 06/01/54(b)	450	476,451
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/34	120	136,830
AMT, 5.00%, 10/01/49	560	603,126
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	775	331,282
Series A-2, 0.00%, 10/01/47	745	307,543
Series A-2, 0.00%, 10/01/48	525	208,467
Series A-2, 0.00%, 10/01/49	435	166,827
Florida Development Finance Corp., RB(b)
5.25%, 06/01/55	525	587,832
Series A, AMT, 5.00%, 08/01/29(a)	740	770,155
Series B, AMT, 7.38%, 01/01/49	1,195	1,158,791

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lakewood Ranch Stewardship District, SAB
4.00%, 05/01/21	$54	$53,928
4.25%, 05/01/26	100	104,417
4.75%, 05/01/29	270	303,912
5.30%, 05/01/39	310	357,235
5.13%, 05/01/46	375	398,227
5.45%, 05/01/48	550	630,294
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(e)	1,080	1,131,214
Tolomato Community Development District, Refunding SAB,
Series 2015-2, 6.61%, 05/01/40(c)	310	219,737
Tolomato Community Development District, Refunding
SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(c)	120	113,405
Tolomato Community Development District, SAB(f)(g) 3rd Series, 6.65%, 05/01/40	275	3
Series 2015-1, 6.61%, 05/01/40(c)	505	455,884
Series 2015-3, 6.61%, 05/01/40	340	3
Trout Creek Community Development District, SAB 5.00%, 05/01/28	160	177,338
5.50%, 05/01/49	570	637,345
Village Community Development District No.10, SAB, 5.13%, 05/01/43	750	782,595
West Villages Improvement District, SAB 4.75%, 05/01/39	220	242,053
5.00%, 05/01/50	450	495,387

		11,659,556

Georgia — 3.5%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	240	285,350
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,770	2,750,899
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/49	865	988,955
4.00%, 01/01/59	1,640	1,847,017
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	320	365,542

		6,237,763

Illinois — 7.6%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	795	889,215
Series D, 5.00%, 12/01/46	1,035	1,147,484
Series H, 5.00%, 12/01/36	935	1,108,760
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	350	414,810
Series C, 5.00%, 12/01/27	415	516,737
Series C, 5.00%, 12/01/34	940	1,123,112
Series F, 5.00%, 12/01/22	325	350,061
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	595	718,570
Cook County Community College District No.508, GO, 5.50%, 12/01/38	350	391,458
Illinois Finance Authority, Refunding RB, Series C, 5.00%, 02/15/41	1,500	1,811,175
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	200	231,934
Series A, 5.00%, 06/15/57	555	647,346

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, CAB, Series A, 0.00%, 12/15/52(d)	$750	$263,970
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, 5.00%, 06/15/52	225	250,137
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(d)	500	162,510
State of Illinois, GO 5.00%, 05/01/27	500	554,845
5.00%, 01/01/28	1,005	1,173,358
5.00%, 03/01/37	755	786,823
Series A, 5.00%, 01/01/33	555	576,051
University of Illinois, RB, Series A, 5.00%, 04/01/44	475	536,408

		13,654,764

Indiana — 4.9%
City of Anderson Indiana, RB, 5.38%, 01/01/40	285	294,416
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	365	400,620
AMT, 7.00%, 01/01/44	885	966,438
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)	890	892,368
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	1,285	1,326,647
Series A, AMT, 6.75%, 05/01/39	515	637,642
Series A, AMT, 5.00%, 07/01/44	160	171,842
Series A, AMT, 5.00%, 07/01/48	520	558,386
Series A, AMT, 5.25%, 01/01/51	2,190	2,363,207
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	595	617,336
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	445	485,108

		8,714,010

Iowa — 1.6%
Iowa Finance Authority, Refunding RB 5.25%, 12/01/25	660	740,810
Series B, 5.25%, 12/01/50(a)	825	924,264
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	1,175	1,210,485

		2,875,559

Kansas — 0.6%
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	975	1,115,361

Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(e)	460	504,666
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(c)	565	667,039

		1,171,705

Louisiana — 1.6%
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, 5.00%, 07/01/54(b)	445	458,217
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.50%, 05/15/30	280	280,571
Series A, 5.25%, 05/15/31	300	303,501
Series A, 5.25%, 05/15/32	380	399,783

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series A, 5.25%, 05/15/33	$415	$436,584
Series A, 5.25%, 05/15/35	945	1,030,740

		2,909,396

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, 6.75%, 07/01/21(e)	970	998,809

Maryland(b) — 1.6%
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43	960	1,097,434
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55	1,480	1,687,274

		2,784,708

Massachusetts — 2.0%
Massachusetts Development Finance Agency, RB
Series A, 6.50%, 11/15/23(b)(e)	1,000	1,177,050
Series A, 5.00%, 01/01/47	860	958,865
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 10/01/35	500	567,265
Massachusetts Housing Finance Agency RB, Series D-1, 2.55%, 12/01/50	195	197,738
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	625	667,444

		3,568,362

Michigan — 2.2%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(e)	1,970	2,112,667
City of Detroit Michigan, GO
5.00%, 04/01/34	140	165,624
5.00%, 04/01/35	140	165,141
5.00%, 04/01/36	95	111,800
5.00%, 04/01/37	155	181,922
5.00%, 04/01/38	70	81,949
Michigan Finance Authority, RB, Series C-1, Senior Lien, 5.00%, 07/01/22(e)	410	438,245
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	500	602,710
		3,860,058

Minnesota — 2.1%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,940	2,162,363
Series A, 5.25%, 02/15/58	655	777,321
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 5.50%, 09/01/36	690	789,602

		3,729,286

Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, 5.50%, 05/01/43	115	122,021
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	330	319,776
Series A, 4.75%, 11/15/47	365	332,055

		773,852

Security	Par (000)	Value

Nebraska — 0.2%
Central Plains Energy Project, RB, 5.25%, 09/01/37	$285	$306,689

New Hampshire — 1.0%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	260	260,837
Series A, 4.25%, 08/15/46	290	290,212
Series A, 4.50%, 08/15/55	600	601,302
New Hampshire Business Finance Authority, Refunding RB(a)(b)
Series A, 3.63%, 07/01/43	230	239,135
Series B, AMT, 3.75%, 07/01/45	375	388,279

		1,779,765

New Jersey — 9.8%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	475	509,628
5.25%, 11/01/44	1,160	1,238,544
New Jersey Economic Development Authority, RB
Series EEE, 5.00%, 06/15/43	195	236,096
AMT, 5.13%, 09/15/23	1,090	1,153,405
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 06/15/31	1,225	1,507,301
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	785	828,301
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	659,667
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	585	665,180
Series S, 5.25%, 06/15/43	2,535	3,144,591
New Jersey Transportation Trust Fund Authority, RB, CAB, Series B, 5.25%, 06/15/36	845	860,489
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	245	282,578
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	730	918,515
Series A, 5.25%, 06/01/46	1,700	2,081,259
Sub-Series B, 5.00%, 06/01/46	2,825	3,362,852

		17,448,406

New York — 21.7%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	910	918,235
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	2,440	2,450,663
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	1,125	1,266,300
Series B, 5.25%, 11/15/39	400	450,232
Metropolitan Transportation Authority, Refunding RB, Series C-1, 4.75%, 11/15/45	985	1,191,436
New York City Housing Development Corp. RB, Series I-1, (FHA), 2.65%, 11/01/50	3,060	3,133,685
New York City Industrial Development Agency, Refunding RB, (AGM), 3.00%, 03/01/49	665	710,533
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 4.00%, 11/01/45	5,000	5,886,550
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	900	914,544
Series A, 5.00%, 06/01/42	1,505	1,521,209
Series A, 5.00%, 06/01/45	555	560,977

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/51	$1,000	$1,057,200
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	6,140	6,405,801
New York Liberty Development Corp., Refunding RB
5.75%, 11/15/51	2,220	2,309,755
Series 1, Class 1, 5.00%, 11/15/44(b)	2,355	2,555,646
Series 2, Class 2, 5.15%, 11/15/34(b)	160	175,509
Series 2, Class 2, 5.38%, 11/15/40(b)	395	434,579
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	565	666,796
New York State Dormitory Authority, Refunding RB, 5.00%, 12/01/33(b)	410	487,018
New York State Housing Finance Agency, RB, M/F Housing, Series L-1, (SONYMA), 2.60%, 11/01/50	1,025	1,052,398
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	1,000	1,135,320
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	190	236,104
AMT, 5.00%, 10/01/40	535	660,222
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	730	849,026
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,635	1,783,278

		38,813,016

North Carolina — 0.1%
North Carolina Medical Care Commission, Refunding RB, Series A, 7.75%, 03/01/21(e)	260	261,581

Ohio — 4.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,470	5,210,366
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	800	934,920
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	400	448,192
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	805	871,324
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,220	1,363,570

		8,828,372

Oklahoma — 2.4%
Oklahoma Development Finance Authority, RB
Series B, 5.00%, 08/15/38	1,450	1,709,188
Series B, 5.25%, 08/15/43	1,305	1,549,113
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	925	981,425

		4,239,726

Oregon — 0.2%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	625	347,781

Pennsylvania — 2.1%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	470	532,985
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	300	311,703
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	465	540,637
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	720	765,151

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	$805	$947,557
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	520	607,313

		3,705,346

Puerto Rico — 6.6%
Children’s Trust Fund, RB, Series B, 0.00%, 05/15/57(d)	19,900	1,055,695
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	820	829,963
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.25%, 07/01/42	1,875	1,982,662
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,529	1,711,242
Series A-1, Restructured, 5.00%, 07/01/58	3,066	3,481,934
Series A-2, Restructured, 4.33%, 07/01/40	923	1,020,247
Series A-2, Restructured, 4.78%, 07/01/58	1,038	1,163,245
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	1,914	605,302

		11,850,290

Rhode Island — 2.5%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	515	550,046
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	420	483,823
Series B, 4.50%, 06/01/45	1,875	1,992,600
Series B, 5.00%, 06/01/50	1,360	1,470,459

		4,496,928

South Carolina — 3.1%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.00%, 11/15/54	165	172,174
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,334,830
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	1,840	2,136,994
Series E, 5.00%, 12/01/48	420	468,712
Series E, 5.50%, 12/01/53	750	852,630
South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	430	516,340

		5,481,680

Tennessee — 1.7%
Memphis-Shelby County Industrial Development Board, Refunding TA
Series A, 5.50%, 07/01/37	490	488,947
Series A, 5.63%, 01/01/46	570	570,570
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.25%, 10/01/58	1,430	1,674,001
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Refunding RB, Series A, 4.00%, 10/01/49	290	310,355

		3,043,873

Texas — 6.7%
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	325	341,260
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	285	274,295
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	125	145,948

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	$800	$934,064
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(e)	210	237,308
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/34(d)	3,000	1,813,380
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/37(d)	5,200	2,838,264
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	430	459,691
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	135	157,032
Series A, 5.75%, 08/15/45	275	318,321
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	1,890	2,197,654
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB, 5.00%, 12/15/32(h)	190	261,041
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/55	1,025	1,164,646
Texas Transportation Commission, RB, CAB, 0.00%, 08/01/43(d)	2,205	882,441

		12,025,345

Vermont — 0.5%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	775	826,018

Virginia — 2.4%
Ballston Quarter Community Development Authority, TA
Series A, 5.00%, 03/01/26	260	264,547
Series A, 5.13%, 03/01/31	510	516,171
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/34	235	255,189
Series A, 5.00%, 01/01/49	455	486,855
Tobacco Settlement Financing Corp., Refunding RB,
Series B-1, 5.00%, 06/01/47	1,025	1,036,121
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 6.00%, 01/01/37	1,540	1,657,748

		4,216,631

Washington — 0.8%
Port of Seattle Washington, ARB, Series C, AMT, 5.00%, 04/01/40	350	402,399
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(e)	1,020	1,129,344

		1,531,743

Wisconsin — 4.0%
Public Finance Authority, RB 5.00%, 06/15/41(b)	165	171,897
5.00%, 01/01/42(b)	290	302,461
5.00%, 06/15/55(b)	440	447,256
5.00%, 01/01/56(b)	710	727,331
Series A, 6.25%, 10/01/31(b)	290	335,924
Series A, 5.00%, 11/15/41	95	112,849
Series A, 7.00%, 10/01/47(b)	290	335,426
Series A, 5.00%, 10/15/50(b)	530	570,773
Series A-1, 4.50%, 01/01/35(b)	600	616,578
Series A-1, 5.50%, 12/01/48(b)(f)(g)	9	3,163
Series A-1, 5.00%, 01/01/55(b)	1,290	1,338,285
Series B, 0.00%, 01/01/35(b)(d)	1,120	470,355

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued) Series B, 0.00%, 01/01/60(b)(d)	$16,025	$1,065,823
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 11/01/46	230	246,919
5.00%, 11/01/54	380	402,059

		7,147,099

Total Municipal Bonds — 123.8% (Cost: $198,964,426)		221,330,012

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 2.1%
City of Los Angeles Department of Airports, ARB, Series B, AMT, 5.00%, 05/15/46	2,700	3,195,018
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	495	602,884

		3,797,902

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49(j)	1,810	2,042,802

Florida — 1.5%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(j)	2,321	2,683,918

Georgia — 0.7%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	1,025	1,174,435

Idaho — 1.4%
Idaho State Building Authority, RB, Series A, 4.00%, 09/01/48	2,120	2,407,303

Illinois — 2.3%
Illinois Finance Authority, RB, Series A, (AGM), 6.00%, 08/15/41	2,340	2,407,556
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,498	1,739,998

		4,147,554

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,815	2,012,871

Massachusetts — 5.4%
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	2,058	2,247,767
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(e)	7,113	7,357,307

		9,605,074

Michigan — 1.3%
Michigan Finance Authority, RB, 4.00%, 02/15/47	2,000	2,302,299

New Jersey — 0.8%
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series C, AMT, 4.25%, 12/01/50	1,338	1,395,955

New York — 4.1%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,390	2,695,322

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, 3.00%, 05/01/46	$1,187	$1,289,910
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	1,725	1,967,328
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,215	1,451,135

		7,403,695

North Carolina — 1.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(e)	1,180	1,433,511
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	1,088	1,183,867

		2,617,378

Pennsylvania — 2.8%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(j)	2,501	2,901,405
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	2,093,414

		4,994,819

Rhode Island — 1.5%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,448	2,751,298

Texas(e) — 7.4%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23	11,000	12,062,710
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21	1,170	1,212,670

		13,275,380

Virginia(j) — 2.1%
Hampton Roads Transportation Accountability Commission, RB
Series A, Senior Lien, 5.50%, 07/01/57	2,224	2,848,152
Series A, Senior Lien, 4.00%, 07/01/60	795	942,035

		3,790,187

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	1,891	2,185,433

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.4% (Cost: $63,122,150)		68,588,303

Total Long-Term Investments — 162.2% (Cost: $262,086,576)		289,918,315

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	1,280,280	$1,280,536

Total Short-Term Securities — 0.7% (Cost: $1,280,536)		1,280,536

Total Investments — 162.9% (Cost: $263,367,112)		291,198,851

Other Assets Less Liabilities — 1.1%		1,864,798

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.7)%		(38,708,030)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (42.3)%		(75,623,509)

Net Assets Applicable to Common Shares — 100.0%		$178,732,110

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between January 1, 2026 to July 1, 2028, is $6,953,518.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$677,105	$603,363	(a)	$—	$75	$(7)	$1,280,536	1,280,280	$183	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	54	03/22/21	$7,400	$54,333
Long U.S. Treasury Bond	28	03/22/21	4,724	183,321

				$237,654

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$221,330,012	$—	$221,330,012
Municipal Bonds Transferred to Tender Option Bond Trusts	—	68,588,303	—	68,588,303
Short-Term Securities
Money Market Funds	1,280,536	—	—	1,280,536

	$1,280,536	$289,918,315	$—	$291,198,851

S C H E D U L E OF I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$237,654	$—	$—	$237,654

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(38,688,944)	$—	$(38,688,944)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

	$—	$(114,688,944)	$—	$(114,688,944)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

8